Segment Information - By Product (Details) - Summit Materials, LLC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Revenue by product
Total revenue	$ 673,653	$ 558,930	$ 1,432,297	$ 1,204,231	$ 916,201
Aggregates [Member]
Revenue by product
Total revenue	122,943	99,474
Cement [Member]
Revenue by product
Total revenue	98,504	38,673
Ready Mixed Concrete [Member]
Revenue by product
Total revenue	177,466	159,274
Asphalt [Member]
Revenue by product
Total revenue	88,634	90,391
Paving And Related Services [Member]
Revenue by product
Total revenue	105,634	104,810
Other
Revenue by product
Total revenue	$ 80,472	$ 66,308